Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement of level 3 financial assets and liabilities - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity securities [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period	$ 109,251	$ 24,577
Fair Value Adjustments	(4,358)	(4,809)
Relating to Undistributed Earnings		1,424
Purchases, Sales and Settlements	54,178	91,243
Transfer in and/or out of Level 3	(9,779)	(3,184)
Balance at End of Period	149,292	109,251
Loans receivable at fair value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period	43,338	33,731
Fair Value Adjustments	(21,676)	10,999
Relating to Undistributed Earnings	4,052	1,621
Purchases, Sales and Settlements	139,127	(3,013)
Transfer in and/or out of Level 3	225,848
Balance at End of Period	390,689	43,338
Mandatorily redeemable noncontrolling interests issued after November 5, 2003 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period	4,616	4,633
Fair Value Adjustments
Relating to Undistributed Earnings	84	(17)
Purchases, Sales and Settlements
Transfer in and/or out of Level 3
Balance at End of Period	$ 4,700	$ 4,616